CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash		$ 7,205,096	$ 3,761,814	[1]
Accounts receivable, net		26,962,085	9,522,151	[1]
Licensed content, current		16,958,149	124,319	[1]
Notes receivable	[1]		1,749,830
Inventory		216,453	203,697	[1]
Prepaid expenses		2,202,728	375,944	[1]
Other current assets		2,256,727	3,581,822	[1]
Total current assets		55,801,238	19,319,577	[1]
Property and equipment, net		113,993	4,963,725	[1]
Licensed content, non-current	[1]		17,593,528
Intangible assets, net		148,874	453,242	[1]
Goodwill	[1]		6,648,911
Long-term investments		6,975,511	6,654,664	[1]
Other non-current assets	[1]		112,643
Total assets		63,039,616	55,746,290	[1]
Current liabilities: (including amounts of consolidated VIEs without recourse to Seven Stars Cloud Group, Inc. See note 4)
Accounts payable		26,829,593	13,341,680	[1]
Advance from customers		222,350	1,350,054	[1]
Accrued interest due to a related party		20,055	557,918	[1]
Accrued other expenses		174,358	708,987	[1]
Accrued salaries		737,072	766,957	[1]
Payable for purchase of building	[1]		987,015
Amount due to related parties		45,639	1,060,817	[1]
Other current liabilities		625,942	934,480	[1]
Accrued license content fees	[1]		1,236,661
Convertible promissory note due to a related party		3,000,000	3,000,000	[1]
Warrant liabilities	[1]		70,785
Total current liabilities		31,655,009	24,015,354	[1]
Total liabilities		31,655,009	24,015,354	[1]
Commitments and contingencies: (Note 18)				[1]
Convertible redeemable preferred stock:
Series A - 7,000,000 shares issued and outstanding, liquidation and deemed liquidation preference of $3,500,000 as of December 31, 2017 and 2016, respectively		1,261,995	1,261,995	[1]
Equity:
Series E Preferred Stock - $0.001 par value; 16,500,000 shares authorized, nil and 7,154,997 shares issued and outstanding, liquidation preference of nil and $12,521,245 as of December 31, 2017 and December 31, 2016, respectively	[1]		7,155
Common stock - $0.001 par value; 1,500,000,000 shares authorized, 68,509,090 and 53,918,523 shares issued and outstanding as of December 31, 2017 and 2016, respectively		68,509	53,918	[1]
Additional paid-in capital		157,968,548	152,755,919	[1]
Accumulated deficit		(125,865,391)	(115,669,268)	[1]
Accumulated other comprehensive loss		(759,687)	(1,353,302)	[1]
Total Seven Stars Cloud shareholder's equity		31,411,979	35,794,422	[1]
Non-controlling interest		(1,289,367)	(5,325,481)	[1]
Total equity		30,122,612	30,468,941	[1]
Total liabilities, convertible redeemable preferred stock and equity		$ 63,039,616	$ 55,746,290	[1]

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")